Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table provides a summary of “Compensation Actually Paid,” calculated as prescribed by the SEC (“CAP”), to the principal executive officer (“PEO”), the average CAP for the other non-PEO
named executive officers
(“Non-PEO
NEOs”),
total
shareholder return (“TSR”), Net Income and the Company-selected financial measure of Net Revenue for 2022, 2021 and 2020.

Year	Summary compensation table total for PEO ($)(1)	Compensation actually paid to PEO ($)(2)	Average summary compensation table total for non-PEO named executive officers ($)(3)	Average compensation actually paid to non-PEO named executive officers ($)(3)(4)	Value of initial fixed $100 investment(5) based on:		Net Income ($ millions)	Net Revenue ($ millions) (6)
					Total shareholder return ($)	Peer group total shareholder return ($)
2022	6,010,057	(1,042,976)	1,299,168	(155,180)	55.93	111.27	15.5	450.9
2021	4,430,757	6,311,748	1,279,645	1,875,058	192.10	124.89	94.2	467.4
2020	2,541,209	5,102,714	975,076	2,043,737	156.55	125.69	17.2	338.3

(1)	The PEO is Gary S. Gillheeney, Sr.
(2)	To calculate CAP for the PEO, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

Fiscal Year (FY)	SCT Stock Award Value & Option Award Value ($)	Fair Value of FY Equity Awards at FY($)(i)	Change in Value of Prior Years’ Awards Unvested at FY ($)(ii)	Change in Value of Prior Years’ Awards that Vested in FY($)(iii)	Fair Value of Awards Forfeited in FY($)	Dividends Paid in FY on Unvested Awards($)	Equity Adjustment to CAP($)
2022	(4,949,430)	1,230,941	(3,048,753)	(285,791)	—	—	(7,053,033)
2021	(2,820,236)	1,914,609	822,219	1,964,399	—	—	1,880,991
2020	(899,632)	3,461,138	—	—	—	—	2,561,505

(i)	Valued at the FY end.
(ii)	Valued as of the end of the prior FY and as of the end of the current FY.
(iii)	Valued as of the end of the prior FY and as of the vesting date.
(3)
The
non-PEO
named executive officers (NEOs) represent the following individuals for each of the years shown: David Francisco (other than 2020), Chief Financial Officer and principal financial and accounting officer, Patrick Bilbo, Chief Operating Officer, Lori Freedman, Chief Administrative and Legal Officer, and Brian Grow, Chief Commercial Officer.

(4)	To calculate average CAP for the non-PEO NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

Fiscal Year (FY)	SCT Stock Award Value & Option Award Value ($)	Fair Value of FY Equity Awards at FY($)(i)	Change in Value of Prior Years’ Awards Unvested at FY ($)(ii)	Change in Value of Prior Years’ Awards that Vested in FY($)(iii)	Fair Value of Awards Forfeited in FY ($)	Dividends Paid in FY on Unvested Awards ($)	Equity Adjustment to CAP($)
2022	(795,998)	197,975	(774,338)	(81,987)	—	—	(1,454,348)
2021	(634,787)	434,578	247,648	547,974	—	—	595,413
2020	(318,721)	1,222,533	123,143	41,706	—	—	1,068,661

(i)	Valued at the FY end.
(ii)	Valued as of the end of the prior FY and as of the end of the current FY.
(iii)	Valued as of the end of the prior FY and as of the vesting date.
(5)
The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(6)
Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2022 to our company’s performance, is Net Revenue.

Company Selected Measure Name	Net Revenue
Named Executive Officers, Footnote [Text Block]	The
non-PEO
	named executive officers (NEOs) represent the following individuals for each of the years shown: David Francisco (other than 2020), Chief Financial Officer and principal financial and accounting officer, Patrick Bilbo, Chief Operating Officer, Lori Freedman, Chief Administrative and Legal Officer, and Brian Grow, Chief Commercial Officer.
Peer Group Issuers, Footnote [Text Block]
(5)
The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 6,010,057	$ 4,430,757	$ 2,541,209
PEO Actually Paid Compensation Amount	$ (1,042,976)	6,311,748	5,102,714
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	To calculate CAP for the PEO, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

Fiscal Year (FY)	SCT Stock Award Value & Option Award Value ($)	Fair Value of FY Equity Awards at FY($)(i)	Change in Value of Prior Years’ Awards Unvested at FY ($)(ii)	Change in Value of Prior Years’ Awards that Vested in FY($)(iii)	Fair Value of Awards Forfeited in FY($)	Dividends Paid in FY on Unvested Awards($)	Equity Adjustment to CAP($)
2022	(4,949,430)	1,230,941	(3,048,753)	(285,791)	—	—	(7,053,033)
2021	(2,820,236)	1,914,609	822,219	1,964,399	—	—	1,880,991
2020	(899,632)	3,461,138	—	—	—	—	2,561,505

(i)	Valued at the FY end.
(ii)	Valued as of the end of the prior FY and as of the end of the current FY.
(iii)	Valued as of the end of the prior FY and as of the vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 1,299,168	1,279,645	975,076
Non-PEO NEO Average Compensation Actually Paid Amount	$ (155,180)	1,875,058	2,043,737
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	To calculate average CAP for the non-PEO NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

Fiscal Year (FY)	SCT Stock Award Value & Option Award Value ($)	Fair Value of FY Equity Awards at FY($)(i)	Change in Value of Prior Years’ Awards Unvested at FY ($)(ii)	Change in Value of Prior Years’ Awards that Vested in FY($)(iii)	Fair Value of Awards Forfeited in FY ($)	Dividends Paid in FY on Unvested Awards ($)	Equity Adjustment to CAP($)
2022	(795,998)	197,975	(774,338)	(81,987)	—	—	(1,454,348)
2021	(634,787)	434,578	247,648	547,974	—	—	595,413
2020	(318,721)	1,222,533	123,143	41,706	—	—	1,068,661

(i)	Valued at the FY end.
(ii)	Valued as of the end of the prior FY and as of the end of the current FY.
(iii)	Valued as of the end of the prior FY and as of the vesting date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Performance Measures
The most important financial performance measures used by the company to link CAP to the company’s NEOs for the most recently completed fiscal year to the Company’s performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis.”

•	Net revenue

•	Gross margin percentage

•	Adjusted EBITDA, a non-GAAP measure

Total Shareholder Return Amount	$ 55.93	192.1	156.55
Peer Group Total Shareholder Return Amount	111.27	124.89	125.69
Net Income (Loss)	$ 15,500,000	$ 94,200,000	$ 17,200,000
Company Selected Measure Amount	450,900,000	467,400,000	338,300,000
PEO Name	Gary S. Gillheeney, Sr.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross margin percentage
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | SCT Stock Award Value Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,949,430)	$ (2,820,236)	$ (899,632)
PEO [Member] | Fair Value of FY Equity Awards at FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,230,941	1,914,609	3,461,138
PEO [Member] | Change in Value of Prior Years Awards Unvested at FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,048,753)	822,219	0
PEO [Member] | Change in Value of Prior Years Awards that Vested in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(285,791)	1,964,399	0
PEO [Member] | Fair Value of Awards Forfeited in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Paid in FY on Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Adjustment to CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,053,033)	1,880,991	2,561,505
Non-PEO NEO [Member] | SCT Stock Award Value Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(795,998)	(634,787)	(318,721)
Non-PEO NEO [Member] | Fair Value of FY Equity Awards at FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	197,975	434,578	1,222,533
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Unvested at FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(774,338)	247,648	123,143
Non-PEO NEO [Member] | Change in Value of Prior Years Awards that Vested in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(81,987)	547,974	41,706
Non-PEO NEO [Member] | Fair Value of Awards Forfeited in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends Paid in FY on Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Adjustment to CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,454,348)	$ 595,413	$ 1,068,661